Financial instruments by category	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Financial instruments by category
27. Financial instruments by category
Fair value
The following table provides the carrying value and the fair value of financial instruments at December 31, 2022 and December 31, 2021:

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Financial Assets
Fair value through other comprehensive income
Marketable securities	$54,706	$54,706	$53,352	$53,352
Investments in debt securities	7,043	7,043	6,660	6,660

Fair value through profit and loss
Settlement receivables	$33,393	$33,393	$28,523	$28,523
Redemption option derivative asset	3,676	3,676	8,105	8,105
Turkish Lira deposits	35,000	35,000	—	—

Amortized cost
Cash and cash equivalents	$279,735	$279,735	$481,327	$481,327
Restricted cash	2,052	2,052	2,674	2,674
Other receivables and deposits	14,999	14,999	22,277	22,277
Other assets	170	170	2,118	2,118

Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	$162,799	$162,799	$172,834	$172,834
Debt, excluding derivative asset	498,090	437,400	497,868	508,405

Fair values are determined directly by reference to published price quotations in an active market, when available, or by using a valuation technique that uses inputs observed from relevant markets.
The three levels of the fair value hierarchy are described below:
•Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•Level 2 – Inputs that are observable, either directly or indirectly, but do not qualify as Level 1 inputs (i.e., quoted prices for similar assets or liabilities).
•Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
27. Financial instruments by category (continued)
Assets measured at fair value as at December 31, 2022 include marketable securities of $54,706 (2021 – $53,352), comprised of publicly-traded equity investments classified as fair value through other comprehensive income, and investments in debt securities of $7,043 (2021 – $6,660) which is comprised of publicly-traded debt securities classified as fair value through other comprehensive income. At December 31, 2022, assets measured at fair value also include settlement receivables of $33,393 (2021 – $28,523) arising from provisional pricing in contracts for the sale of metals in concentrate classified as fair value through profit and loss and a derivative asset of $3,676 (2021 – $8,105), related to the redemption options associated with the senior secured notes classified as fair value through profit and loss. Changes in the fair value of settlement receivables are recorded in revenue and changes in the fair value of the redemption option derivative asset are recorded in finance costs. Turkish Lira deposits, included in term deposits, of $35,000 (December 31, 2021 – nil), are protected from the weakening of the Turkish Lira against the U.S. dollar and measured at fair value through profit and loss. There were no changes in the fair value of the Turkish Lira deposits in the year ended December 31, 2022. In September 2022, the Company entered into zero-cost collars to reduce the risk associated with fluctuations of the Euro and Canadian dollar at the Olympias mine and Lamaque operations, respectively. These derivatives set a band within which the Company expects to be able to protect against currency movements, either above or below specific strike prices. The remaining contracts mature from January 2023 through June 2023 and total EUR 41.1 million and $42.0 million. If average exchange rates fall below strike prices of 0.9190 EUR:USD or 1.27 USD:CDN, the Company is obligated to pay an amount to the counterparty of the contract amount multiplied by the difference between the average exchange rate and the strike price. Based on the observable forward foreign exchange rates being within the strike price bands, the zero-cost collars are valued at nil as at December 31, 2022. Changes in the fair value of the currency derivative instruments are recorded in finance costs.
No other liabilities are measured at fair value on a recurring basis as at December 31, 2022.
The fair value of financial instruments traded in active markets is based on quoted market prices at the date of the statement of financial position. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. The quoted market price used for financial assets held by the group is the current bid price. The Company's marketable securities and investments in debt securities are included in Level 1. Instruments included in Level 2 comprise settlement receivables, the redemption option derivative asset, the $35,000 Turkish Lira deposits, the fair market value of the Company's senior secured notes (Note 16b), and the currency derivative instruments. The fair value of settlement receivables is determined based on forward metal prices for the quotational period; the fair value of the Company's redemption option derivative asset is based on models using observable interest rate inputs; the fair value of the $35,000 Turkish Lira deposits is based on an observable foreign exchange rate; the fair value of the Company's senior notes is based on observable prices in inactive markets; and the fair value of the currency derivative instruments is based on observable forward foreign exchange rates. For all other financial instruments, carrying amounts approximate fair value.